Goodwill and Intangible Assets, Net (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of year
Additions due to acquisitions	20,254,309
Balance at end of year	$ 20,254,309